Long-Term Debt - Schedule of Interest Expense, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense [Line Items]
Mortgage Loan		$ 17,408	$ 23,754	$ 51,984	$ 69,203	$ 47,553	$ 26,113
Deferred			18,601	39,525	52,877	32,332
Amortization of debt reduction/premium			(1,532)	(3,446)	(4,595)	(4,595)	(383)
Subordinated Notes							45
Amortization of deferred financing costs	1,274	3,345	6,571	6,811	10,155	7,046	9,046
Other interest	4	4	10	18	22	26	26
Interest income	(5)	(58)	(40)	(158)	(193)	(218)	(375)
Total interest expense, net	24,495	38,228	97,260	110,746	148,615	103,124	51,611
Holdco III Mortgage Loan [Member]
Interest Expense [Line Items]
Mortgage Loan		3,075	3,206	9,238	12,121	12,390	9,983
Mezzanine Loans [Member]
Interest Expense [Line Items]
Current		2,272	3,107	6,774	9,025	8,590	7,186
Deferred		13,330	18,601	39,525	52,877	32,332
Long-term Debt [Member]
Interest Expense [Line Items]
Amortization of debt reduction/premium		(1,148)	(1,532)	(3,446)	(4,595)	(4,595)	(384)
Unsecured Subordinated Notes [Member]
Interest Expense [Line Items]
Amortization of debt reduction/premium							(29)
Term Facility [Member]
Interest Expense [Line Items]
Mortgage Loan	$ 23,222		$ 43,583